WARRANTS	12 Months Ended
Jun. 30, 2018
Warrants
WARRANTS

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)
Beginning of year, July 1, 2017	-	$-	-
Issued	6,650,000	0.54	1.37
Expired	-	-	-
End of year, June 30, 2018	6,650,000	$0.54	1.37

a)	On November 1, 2017 and in connection to a consulting agreement with a director and officer of the Company, the Company issued warrants for the purchase of 3,000,000 common shares of the Company exercisable until October 31, 2019 at an exercise price of $0.10 per share. On issuance, warrants for the purchase of 1,000,000 common shares vested immediately and the remaining 2,000,000 vested during the year ended June 30, 2018.

The fair value of these issued warrants of $261,401 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214%
Dividend yield	Nil

For the year ended June 30, 2018, the Company fully expensed $261,401 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).

b)	On November 1, 2017 and in connection to a consulting agreement, the Company issued warrants for the purchase of 750,000 common shares of the Company exercisable until April 30, 2019 at an exercise price of $0.15 per share. On issuance, warrants for the purchase of 250,000 common shares vested immediately and the remaining 500,000 vested during the year ended June 30, 2018.

The fair value of these issued warrants of $44,087 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

For the year ended June 30, 2018, the Company fully expensed $44,087 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).

c)	On November 1, 2017 and in connection to a consulting agreement, the Company issued warrants for the purchase of 250,000 common shares of the Company exercisable until April 30, 2019 at an exercise price of $0.10 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. As at June 30, 2018, the deliverables were not met.

The fair value of these issued warrants of $16,499 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

For the year ended June 30, 2018, the Company expensed $4,125 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).

d)	On March 9, 2018 and in connection to a consulting agreement with a director and officer of the Company, the Company issued warrants for the purchase of 1,500,000 common shares of the Company exercisable until March 8, 2020 at an exercise price of $1.15 per share, such warrants vesting immediately upon issuance.

The fair value of these issued warrants of $1,336,934 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

For the year ended June 30, 2018, the Company fully expensed $1,336,934 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).

e)	On March 9, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 750,000 common shares of the Company exercisable until March 8, 2020 at an exercise price of $1.15 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. As at June 30, 2018, the deliverables were not met.

The fair value of these issued warrants of $668,467 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

For the year ended June 30, 2018, the Company expensed $501,350 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).

f)	On March 15, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 400,000 common shares of the Company exercisable until September 14, 2019 at an exercise price of $1.45 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. As at June 30, 2018, the deliverables were not met.

The fair value of these issued warrants of $324,775 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129%
Dividend yield	Nil

For the year ended June 30, 2018, the Company expensed $121,791 of the fair value of the warrants as share based compensation (June 30, 2017 – $nil; June 30, 2016 – $nil).